Unaudited Interom Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets
Cash and cash equivalents		$ 1,483,720	$ 1,107,480	$ 3,686,391
Accounts receivable, net		2,167,984	2,011,047	2,164,213
Inventories, net		138,012	679,732	339,855
Amounts due from related parties				34,552
Deferred offering costs			1,076,253
Deposits paid to media platforms		3,213,716	3,717,773
Prepaid expenses and other current assets, net		4,883,360	1,053,687	899,530
Total current assets		11,886,792	9,645,972	7,124,541
Non-current assets
Long-term investment				145,447
Property and equipment, net		119,207	158,642	1,753,012
Deferred tax assets		354,569	149,129
Right-of-use assets, net		661,799	624,945
Other non-current assets		55,399	54,825	56,231
Total non-current assets		1,190,974	987,541	1,954,690
TOTAL ASSETS		13,077,766	10,633,513	9,079,231
Current liabilities
Accounts payable		822,039	1,142,667	518,320
Accrued expenses and other current liabilities		304,798	309,986	296,037
Short-term debts		98,532		103,649
Current portion of long-term debts		505,775	535,226	585,630
Contract liabilities		555,838	530,488	445,808
Amounts due to related parties		1,397,415	1,413,604	1,273,832
Lease liabilities – current		174,777	187,214
Income tax payable		1,509,370	581,235	467,638
Total current liabilities		5,368,544	4,700,420	3,690,914
Non-current liabilities
Long-term debts		967,395	1,996,326	2,653,764
Lease liabilities – noncurrent		496,048	439,854
Total non-current liabilities		1,463,443	2,436,180	2,653,764
Total liabilities		6,831,987	7,136,600	6,344,678
Shareholders’ equity
Ordinary shares value	[1]	5,375	5,000	5,000
Additional paid in capital		5,714,277	1,549,913	119,301
Statutory reserve		11,348	11,348
Retained earnings		646,787	2,052,553	2,716,629
Accumulated other comprehensive loss		(132,008)	(121,901)	(106,377)
Total shareholders’ equity		6,245,779	3,496,913	2,734,553
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 13,077,766	$ 10,633,513	$ 9,079,231

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 14).